Stock Based Compensation (Details) - Schedule of Total Stock-Based Compensation Expense - Employees [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Total Stock-Based Compensation Expense [Line Items]
Stock-based compensation expense	$ 101,414	$ 215,227	$ 71,068
Cost of Revenues [Member]
Schedule of Total Stock-Based Compensation Expense [Line Items]
Stock-based compensation expense	59,457	8,978	19,419
General and Administrative Expenses [Member]
Schedule of Total Stock-Based Compensation Expense [Line Items]
Stock-based compensation expense	7,396	190,295	48,942
Selling and Marketing Expenses [Member]
Schedule of Total Stock-Based Compensation Expense [Line Items]
Stock-based compensation expense	$ 34,561	$ 15,954	$ 2,707